Changes to Projected Benefit Obligations and Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Plan Assets:
Cash contributions	$ 259	$ 104	$ 193	$ 61
Funded status at end of year	115	115
Pension Plans
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year		2,215	2,052
Service cost		23	20	19
Interest cost		106	110	106
Curtailment		(5)
Assumption of liabilities		860
Actuarial (gain) loss		198	119
Benefits paid		(91)	(86)
Projected benefit obligation at end of year	3,038	3,038	2,215	2,052
Accumulated benefit obligation at end of year	2,908	2,908	2,063
Change in Plan Assets:
Fair value of assets at beginning of year		1,542	1,341
Actual return (loss) on assets		199	112
Cash contributions		93	175
Assets related to assumed liabilities		852
Benefits paid		(91)	(86)
Fair value of assets at end of year	2,327	2,327	1,542	1,341
Funded status at end of year	(711)	(711)	(673)
OPEB Plan
Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year		809	1,004
Service cost		5	7	6
Interest cost		39	54	52
Participant contributions		15	14
Medicare Part D reimbursement		3	5
Plan amendments			(127)
Assumption of liabilities		6
Actuarial (gain) loss		94	(97)
Benefits paid		(58)	(51)
Projected benefit obligation at end of year	913	913	809	1,004
Change in Plan Assets:
Fair value of assets at beginning of year		197	208
Actual return (loss) on assets		25	8
Cash contributions		11	18
Participant contributions		15	14
Benefits paid		(58)	(51)
Fair value of assets at end of year	190	190	197	208
Funded status at end of year	$ (723)	$ (723)	$ (612)